================================================================================

                                     THE |
                                   ALGER |
                                AMERICAN |
                                    FUND |


                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO


                                         |
                             SEMI-ANNUAL |
                                  REPORT |JUNE 30, 2000
                                         | (UNAUDITED)
                                         |


================================================================================

Fellow Shareholders:
                                                                   JULY 31, 2000

YEAR-TO-DATE REVIEW
For the past three years, the U.S. economy has grown at a rapid pace with little evidence of upward pressure on prices. The foremost question for investors and policymakers has been whether the economy can keep up that pace of growth without setting off inflation. While it appears that members of the Federal Open Market Committee (FOMC) have accepted the view that faster gains in productivity have increased the rate at which the U.S. economy can grow without causing the rate of inflation to accelerate, they also believe that the rate of growth over the past several quarters has exceeded even that upwardly revised potential. In order to slow the economy down and avoid an increase in inflation, the Federal Reserve began to tighten monetary conditions more than a year ago. It raised short-term interest rates three times in 1999 and continued to tighten with two more rate increases in February and March of this year.

Despite the steady rise in interest rates, most indicators released in the first three months of the year demonstrated that the U.S. economy was continuing to charge ahead while inflation, excluding highly volatile energy prices, remained well-contained. In April, a series of reports suggested that inflation might finally be increasing. First came an unexpectedly sharp increase in the March Consumer Price Index (CPI) report released in mid-April. It was followed by a rise in the employment cost index for the first quarter, which seemed to signal that compensation costs might finally be increasing. Until that point, the Federal Reserve's actions had been seen as preemptory steps aimed at slowing the economy to avoid a pickup in inflation. Now, investors confronted the possibility that inflation was beginning to accelerate and even more aggressive actions by the Federal Reserve might be needed to avert a further rise in the rate of inflation. A rate increase at the May 16th meeting of the FOMC became a foregone conclusion. The only question was whether the Federal Reserve would raise rates by 25 basis points or resort to even stronger measures. The Federal Reserve raised the Fed funds rate by 50 basis points to 6.50%. By the end of May, there was increasing speculation that the Fed funds rate might go as high as 7.0% to 7.5% by the end of the year. As a result of these growing concerns, long-term interest rates, as reflected in the 10-year U.S. Treasury bond, had risen 50 basis points to 6.50% by early May. Short-term interest rates also climbed.

At the conclusion of the May FOMC meeting, anxious investors scrutinized each and every economic report to gauge the strength of the economy and the risks of higher inflation. The economic indicators for the month of April brought some relief since key reports for employment, retail sales, manufacturing activity and inflation portrayed a slowing economy. The reports for May seemed to confirm the slowdown detected in the April reports. By the time of the FOMC meeting at the end of June, the markets had correctly concluded that the Federal Reserve would leave interest rates unchanged. By the end of the quarter, yields on 10-year Treasury securities had dropped back to 6.00%.

Shifting perceptions about the strength of the economy, the risk of higher inflation and the course of monetary policy produced extremely high levels of volatility and sector rotation for the stock market during the first six months of 2000. At the start of the year, equity investors continued to shun so-called old-economy companies whose revenues and earnings would suffer if the economy did slow and to favor, instead, stocks of high-technology companies that had led the stock market higher in the fourth quarter of 1999. By the end of February, the divergence had become startlingly large, with price declines of 6.8% and 11.7% for the S&P 500 and Dow Jones Industrial Average, respectively, and an advance of 15.4% for the NASDAQ Composite. Early in March 2000, money began to flow back to more out-of-favor sectors and the broader market began to climb back. The market, as measured by the S&P 500, began to slip again late in March when unsettling reports on the economy began to unnerve investors. The greatest waves of selling pressure, however, hit the technology sector, as can be seen in the performance of the NASDAQ Composite. Most of the damage occurred during the week ended April 14th, when the unexpectedly negative CPI report was released. In the space of a week, the Composite fell 25.3%, a record for any given week. From its high recorded on March 10th, the Composite plunged 36% before bottoming out on May 23rd. Once the selling panic abated, the NASDAQ staged a strong rally in June that extended into July while the broad market remained in a narrow trading range.

Despite all of the violent moves in stock prices, the market indexes are little changed from year-end levels. From January 1 through June 30, the S&P 500 Index declined 0.42%, while the technology-laden NASDAQ Composite fell 2.54%. Medium-sized companies turned in the best performance, with the S&P MidCap 400 rising 8.97% during the first six months of the year. Entering the second half of 2000, the stock market has traded in a fairly narrow range during the first weeks of July as investors await further evidence on the direction of the economy.

LOOKING AHEAD

In the months ahead, investors will continue to dissect every economic report to confirm that the U.S. economy is keeping to a more moderate pace of growth and that inflation is being contained. The FOMC may well raise interest rates another 25 basis points at its next meeting on August 22nd. If so, the increase would probably be the last "tap on the brakes" in the current cycle. We believe that a rally in bond prices would follow and have a positive effect on stock prices by year-end. As evidence of a slowing economy and quiescent inflation mounts, we expect that the market's tone will improve. Slower economic growth and scant inflation, however, will likely limit gains in total corporate profits. High-quality growth stocks should continue to deliver strong earnings gains since their earnings potential is less dependent upon the pace of growth in the economy. Their superior results should attract more investor interest in the second half of the year and result in stronger stock performance.

                                    Respectfully submitted,


                                    /s/ David D. Alger
                                    ------------------
                                    David D. Alger
                                    President

                                TABLE OF CONTENTS

Alger American Growth Portfolio:

     Schedule of Investments .............................................     4

     Financial Highlights ................................................     6

Alger American Small Capitalization Portfolio:

     Schedule of Investments .............................................     7

     Financial Highlights ................................................     9

Alger American Income and Growth Portfolio:

     Schedule of Investments .............................................    10

     Financial Highlights ................................................    12

Alger American Balanced Portfolio:

     Schedule of Investments .............................................    13

     Financial Highlights ................................................    16

Alger American MidCap Growth Portfolio:

     Schedule of Investments .............................................    17

     Financial Highlights ................................................    19

Alger American Leveraged AllCap Portfolio:

     Schedule of Investments .............................................    20

     Financial Highlights ................................................    22

Statements of Assets and Liabilities .....................................    23

Statements of Operations .................................................    24

Statement of Cash Flows (Alger American Leveraged AllCap Portfolio) ......    25

Statements of Changes in Net Assets ......................................    26

Notes to Financial Statements ............................................    27

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED)
================================================================================

   SHARES     COMMON STOCKS--91.7%                         VALUE
   ------                                                 ------

              ADVERTISING--.9%
  390,800     Omnicom Group Inc. ................ $   34,805,625
                                                  --------------

              AEROSPACE--2.5%
1,569,800     United Technologies Corporation ...     92,421,975
                                                  --------------

              AUTOMOTIVE--1.1%
1,037,200     Harley-Davidson, Inc. .............     39,932,200
                                                  --------------

              BIO-TECHNOLOGY--3.6%
1,905,800     Amgen Inc.* .......................    133,882,450
                                                  --------------

              BROADCASTING--1.2%
  574,100     Clear Channel Communications Inc.*+     43,057,500
                                                  --------------

              CABLE--3.5%
  945,100     Comcast Corp., Cl. A Special ......     38,276,550
  686,300     Cox Communications Inc., Cl. A*+ ..     31,269,543
  820,650     Time Warner Inc. ..................     62,369,400
                                                  --------------
                                                     131,915,493
                                                  --------------

              COMMUNICATION EQUIPMENT--9.7%
2,041,900     Cisco Systems, Inc.* ..............    129,788,269
  420,100     Corning Incorporated ..............    113,374,488
1,871,800     Ericsson (LM) Telephone Co.,
                ADR, Cl. B ......................     37,436,000
2,836,800     Motorola, Inc. ....................     82,444,500
                                                  --------------
                                                     363,043,257
                                                  --------------

              COMMUNICATIONS--2.9%
1,027,800     America Online Inc.* ..............     54,216,450
2,205,200     AT&T Corp. Liberty Media Group,
                Series A* .......................     53,476,100
                                                  --------------
                                                     107,692,550
                                                  --------------

              COMPUTER RELATED & BUSINESS EQUIPMENT--5.8%
2,271,400     Dell Computer Corp.* ..............    112,008,413
  663,500     Hewlett-Packard Company ...........     82,854,563
  252,000     Sun Microsystems, Inc.* ...........     22,916,250
                                                  --------------
                                                     217,779,226
                                                  --------------

              COMPUTER SERVICES--3.3%
  256,800     CNET Networks, Inc.* ..............      6,307,650
1,623,600     eBay Inc.* ........................     88,181,775
  234,088     Yahoo Inc.*+ ......................     28,997,650
                                                  --------------
                                                     123,487,075
                                                  --------------

              COMPUTER SOFTWARE--5.4%
  180,675     i2 Technologies, Inc.* ............   $ 18,838,191
  530,600     Intuit Inc.* ......................     21,953,575
1,688,000     Microsoft Corporation* ............    135,040,000
  322,700     Oracle Corporation* ...............     27,126,969
                                                  --------------
                                                     202,958,735
                                                  --------------

              ENERGY & ENERGY SERVICES--3.6%
2,876,800     Halliburton Company ...............    135,749,000
                                                  --------------

              FINANCIAL SERVICES--8.3%
  430,500     American Express Company ..........     22,439,813
1,657,650     Citigroup Inc. ....................     99,873,413
  527,700     Kansas City Southern
                Industries, Inc. ................     46,800,394
  100,000     Lehman Brothers Holdings Inc. .....      9,456,250
  196,100     Merrill Lynch & Co., Inc. .........     22,551,500
  909,200     Morgan Stanley Dean Witter & Co. ..     75,690,900
1,033,500     Schwab (Charles) Corporation (The).     34,751,438
                                                  --------------
                                                     311,563,708
                                                  --------------

              FOOD CHAINS--2.6%
  857,500     The Kroger Co. ....................     18,918,593
1,747,600     Safeway Inc.* .....................     78,860,450
                                                  --------------
                                                      97,779,043
                                                  --------------

              HEALTH CARE SERVICES--.7%
  349,300     Cardinal Health, Inc. .............     25,848,200
                                                  --------------

              MANUFACTURING--1.3%
1,133,100     Solectron Corp.* ..................     47,448,562
                                                  --------------

              MEDICAL DEVICES--1.0%
  784,200     Medtronic, Inc. ...................     39,062,962
                                                  --------------

              OIL & GAS--2.9%
1,375,100     Exxon Mobil Corporation ...........    107,945,350
                                                  --------------

              PHARMACEUTICALS--8.3%
2,030,100     American Home Products Corporation.    119,268,375
  180,000     Eli Lilly and Company .............     17,977,500
3,641,825     Pfizer Inc. .......................    174,807,600
                                                  --------------
                                                     312,053,475
                                                  --------------

              RETAILING--6.4%
  945,800     Best Buy Co., Inc.* ...............     59,821,850
1,534,200     Home Depot, Inc. ..................     76,614,112
1,815,300     Wal-Mart Stores Inc. ..............    104,606,663
                                                  --------------
                                                     241,042,625
                                                  --------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED) (CONT'D)
--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS (CONT'D)                      VALUE
   ------                                                 -----

              SEMICONDUCTOR CAPITAL EQUIPMENT--5.1%
1,498,700     Applied Materials Inc.* ........... $  135,819,687
  728,634     Teradyne, Inc.* ...................     53,554,599
                                                  --------------
                                                     189,374,286
                                                  --------------

              SEMICONDUCTORS--11.6%
  724,600     Altera Corporation* ...............     73,863,913
1,000,600     Intel Corp. .......................    133,767,713
1,201,800     Linear Technology Corporation .....     76,840,088
  251,400     Maxim Integrated Products, Inc.* ..     17,079,488
  852,100     Micron Technology, Inc.* ..........     75,038,056
  849,600     Texas Instruments, Incorporated ...     58,356,900
                                                  --------------
                                                     434,946,158
                                                  --------------

              TOTAL COMMON STOCKS
                (COST $2,614,542,542) ...........  3,433,789,455
                                                  --------------


  PRINCIPAL                                               VALUE
   AMOUNT     SHORT-TERM INVESTMENTS--6.3%                -----
   ------
              SHORT-TERM  CORPORATE  NOTES--4.7%
$50,000,000   ANC Rental Funding Corp.,
                7.00%, 7/21/00 .................. $   49,805,556
 50,000,000   Bank of Austria,
                6.58%, 7/14/00 ..................     49,881,194
 28,000,000   Homeside Lending Inc.,
                6.52%, 7/6/00 ...................     27,974,644
 50,000,000   Neptune Funding,
                6.82%, 7/24/00(a) ...............     49,782,139
                                                  --------------

              TOTAL SHORT-TERM CORPORATE NOTES
                (COST $177,443,533) .............    177,443,533
                                                  --------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--1.6%
              Securities Held Under Repurchase
                Agreements, 6.55%-7.00%, 7/03/00,
                with Bear, Stearns & Co. Inc.,
                dtd 6/30/00, repurchase price
                $58,279,562; collateralized by
                U.S. Treasury Strips
                (Total par value $195,407,000 due
                11/15/13-2/15/26) ..............      58,247,498
                                                  --------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $235,691,031) .............    235,691,031
                                                  --------------
TOTAL INVESTMENTS
  (COST $2,850,233,573)(B) ............  98.0%     3,669,480,486
Other Assets in Excess of Liabilities .   2.0         75,667,035
                                        -----     --------------
NET ASSETS ............................ 100.0%    $3,745,147,521
                                        =====     ==============

--------------------------------------------------------------------------------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At June 30, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,850,233,573, amounted to $819,246,913 which consisted of aggregate gross unrealized appreciation of $905,028,442 and aggregate gross unrealized depreciation of $85,781,529.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS                                 YEAR ENDED DECEMBER 31,
                                                     ENDED          ----------------------------------------------------------------
                                               JUNE 30, 2000 (i)      1999          1998           1997          1996        1995
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period           $    64.38       $    53.22    $    42.76    $    34.33     $   31.16    $  23.13
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                         0.03            (0.03)         0.09          0.13          0.12        0.02
   Net realized and unrealized gain
     (loss) on investments                              1.45            16.66         18.32          8.66          4.00        8.33
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                 1.48            16.63         18.41          8.79          4.12        8.35
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                   --            (0.08)        (0.13)        (0.13)        (0.02)      (0.07)
   Distributions from net realized gains               (8.46)           (5.39)        (7.82)        (0.23)        (0.93)      (0.25)
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                             (8.46)           (5.47)        (7.95)        (0.36)        (0.95)      (0.32)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                 $    57.40       $    64.38    $    53.22    $    42.76      $  34.33    $  31.16
====================================================================================================================================
   Total Return                                         3.49%           33.74%        48.07%        25.75%        13.35%      36.37%
====================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)    $3,745,148       $3,387,526    $1,905,719    $1,072,529      $991,028    $502,974
====================================================================================================================================
     Ratio of expenses to average net assets            0.79%            0.79%         0.79%         0.79%         0.79%       0.85%
====================================================================================================================================
     Ratio of net investment income (loss) to
       average net assets                               0.09%           (0.03%)        0.25%         0.27%         0.50%       0.18%
====================================================================================================================================
     Portfolio Turnover Rate                           45.05%          135.13%       127.38%       129.50%        82.86%     118.33%
====================================================================================================================================

(i) Unaudited. Ratios have been annualized; total return has not been annualized.
See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--88.2%                         VALUE
   ------                                                  -----

              ADVERTISING--1.1%
  170,600     Young & Rubicam Inc. ................  $  9,756,188
                                                     ------------

              BIO-TECHNOLOGY--2.8%
  353,500     Cygnus, Inc.*+ ......................     5,037,375
  165,200     Sepracor Inc.*+ .....................    19,927,250
                                                     ------------
                                                       24,964,625
                                                     ------------

              BROADCASTING--1.2%
  195,750     Adelphia Business Solutions
                Inc., Cl. A* ......................     4,538,953
  185,100     Citadel Communications Corporation*..     6,466,931
                                                     ------------
                                                       11,005,884
                                                     ------------

              BUSINESS SERVICES--9.5%
  115,200     Actuate Corporation* ................     6,148,800
  220,000     Aspect Communications Corp.* ........     8,648,750
  243,300     BISYS Group Inc.* ...................    14,962,950
  375,000     Exult Inc.*+ ........................     3,750,000
  344,500     Getty Images, Inc.* .................    12,768,031
  315,000     Globix Corp.* .......................     9,233,437
  156,000     Heidrick & Struggles
                International, Inc.* ..............     9,847,500
   75,000     Kana Communications Inc.* ...........     4,640,625
  288,000     The Management Network Group, Inc.*+.    10,080,000
  175,100     TeleTech Holdings Inc.* .............     5,439,044
                                                     ------------
                                                       85,519,137
                                                     ------------

              COMMUNICATION EQUIPMENT--5.1%
  200,000     Alpha Industries, Inc.*+ ............     8,812,500
  121,000     Anadigics, Inc.* ....................     4,121,562
   99,600     Aware Inc.* .........................     5,092,050
  125,000     CommScope Inc.* .....................     5,125,000
  152,000     Efficient Networks, Inc.* ...........    11,181,500
  339,500     Globecomm Systems Inc.* .............     4,668,125
   50,500     Stratos Lightwave Inc. ..............     1,407,688
  325,000     Westell Technologies Inc., Cl. A*+ ..     4,875,000
                                                     ------------
                                                       45,283,425
                                                     ------------

              COMMUNICATIONS--5.6%
   90,400     AirGate PCS, Inc.*+ .................     4,751,650
  200,000     Alamosa PCS Holdings Inc.* ..........     4,175,000
   63,000     Cox Radio, Inc. Cl. A* ..............     1,764,000
  112,100     CTC Communications Group, Inc.* .....     4,035,600
  199,200     Emmis Communications Corp., Cl. A* ..     8,241,900
  210,900     ITC DeltaCom Inc.*+ .................     4,705,706
  254,500     Primus Telecommunications Group,
                Incorporated* .....................     6,330,688
  250,000     RealNetworks Inc.* ..................    12,640,625
   61,000     Time Warner Telecom Inc., Cl. A* ....     3,926,875
                                                     ------------
                                                       50,572,044
                                                     ------------

              COMPUTER RELATED & BUSINESS EQUIPMENT--6.7%
  289,000     Antec Corp.* ........................    12,011,562
  400,000     Integrated Circuit Systems, Inc.* ...     6,850,000
  240,000     Newport Corporation .................    25,770,000
  214,600     Photon Dynamics, Inc.* ..............    16,027,938
                                                     ------------
                                                       60,659,500
                                                     ------------

              COMPUTER SERVICES--3.3%
  138,800     CNET Networks, Inc.* ................     3,409,275
  163,600     Critical Path Inc.* .................     9,539,925
  352,600     FactSet Research Systems Inc. .......     9,960,950
  240,700     Insituform Technologies, Inc. Cl. A*.     6,528,988
                                                     ------------
                                                       29,439,138
                                                     ------------

              COMPUTER SOFTWARE--13.0%
  255,600     Advent Software, Inc.* ..............    16,486,200
  196,700     BSquare Corp.* ......................     4,413,456
  134,000     Business Objects ADS* ...............    11,808,750
  192,000     Cylink Corporation* .................     3,216,000
  125,000     Dendrite International, Inc*. .......     4,164,063
   99,900     Documentum, Inc*. ...................     8,928,562
   95,000     Entrust Technologies Inc.* ..........     7,861,250
  104,400     Intuit Inc.* ........................     4,319,550
  107,000     ISS Group, Inc.* ....................    10,564,578
   69,000     Liberate Technologies, Inc.*+ .......     2,022,563
  105,000     Mercury Interactive Corporation* ....    10,158,750
   49,200     Micromuse Inc.* .....................     8,141,831
   42,000     Phone.com Inc.* .....................     2,735,250
  285,200     Vignette Corporation* ...............    14,834,856
  120,000     Vitria Technology, Inc.* ............     7,335,000
                                                     ------------
                                                      116,990,659
                                                     ------------

              CONSUMER PRODUCTS--1.8%
  148,700     Learning Tree International, Inc.* ..     9,107,875
  175,500     Mettler-Toledo International Inc.* ..     7,020,000
                                                     ------------
                                                       16,127,875
                                                     ------------

              ENERGY & ENERGY SERVICES--1.0%
  145,000     Carbo Ceramics Inc. .................     5,093,125
  125,000     Universal Compression
                Holdings, Inc.*+ ..................     4,187,500
                                                     ------------
                                                        9,280,625
                                                     ------------

              FINANCIAL SERVICES--1.9%
  265,300     eSpeed Inc., Cl. A* .................    11,523,969
  150,100     Investment Technology Group, Inc.* ..     5,928,950
                                                     ------------
                                                       17,452,919
                                                     ------------

              FOODS & BEVERAGES--.8%
  199,000     Beringer Wine Estates Holdings,
                Cl. B* ............................     7,027,188
                                                     ------------

              HEALTH CARE--2.5%
   94,800     ArthroCare Corporation* .............     5,048,100
  332,400     Cytyc Corporation* ..................    17,741,850
                                                     ------------
                                                       22,789,950
                                                     ------------

              HEALTH CARE SERVICES--1.2%
  350,100     Amerisource Health Corporation
                Cl. A*+ ...........................    10,853,100
                                                     ------------

              MANUFACTURING--1.6%
   81,200     Millipore Corporation ...............     6,120,450
  102,100     Sanmina Corporation*+ ...............     8,729,550
                                                     ------------
                                                       14,850,000
                                                     ------------

              MEDICAL DEVICES--3.3%
  101,000     United Therapeutics Corporation*+ ...    10,945,875
  250,100     Varian Inc.* ........................    11,535,862
  149,200     ZOLL Medical Corporation* ............    7,310,800
                                                     ------------
                                                       29,792,537
                                                     ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED) (CONT'D)
--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS (CONT'D)                      VALUE
   ------                                                 -----

              MEDICAL SERVICES--3.1%
  117,100     Laboratory Corporation of America
                Holdings ..........................  $  9,031,338
   96,800     Priority Healthcare Corporation,
                Cl. B* ............................     7,193,450
  340,000     Province Healthcare Company*+ .......    12,282,500
                                                     ------------
                                                       28,507,288
                                                     ------------

              OIL & GAS--.8%
  328,391     Varco International, Inc.* ..........     7,635,091
                                                     ------------

              PHARMACEUTICALS--8.8%
  172,300     Alpharma Inc., Cl. A+ ...............    10,725,675
  284,000     ALZACorporation*+ ...................    16,791,500
  330,500     Cambrex Corporation .................    14,872,500
  222,000     Celgene Corporation* ................    13,070,250
  252,000     Charles River Laboratories
                International, Inc.* ..............     5,591,250
  418,950     King Pharmaceuticals, Inc.* .........    18,381,431
                                                     ------------
                                                       79,432,606
                                                     ------------

              RESEARCH--.5%
   65,000     Forrester Research, Inc.+ ...........     4,732,813
                                                     ------------

              RETAILING--3.7%
  253,300     BJ's Wholesale Club Inc.* ...........     8,358,900
  281,500     Linens'n Things Inc.*+ ..............     7,635,688
  265,100     Michaels Stores Inc.* ...............    12,144,893
  176,000     Tweeter Home Entertainment
                Group, Inc.* ......................     5,346,000
                                                     ------------
                                                       33,485,481
                                                     ------------

              SEMICONDUCTOR CAPITAL EQUIPMENT--4.2%
  276,500     Atmi, Inc.* .........................    12,857,250
  283,700     PRI Automation, Inc.* ...............    18,551,320
              Varian Semiconductor Equipment
  100,000       Associates, Inc.*+ ................     6,281,250
                                                     ------------
                                                       37,689,820
                                                     ------------

              SEMICONDUCTORS--4.4%
  202,600     Dallas Semiconductor Corp. ..........     8,255,950
  206,100     Lattice Semiconductor Corp.*+ .......    14,246,662
  295,800     Microchip Technology Incorporated* ..    17,234,972
                                                     ------------
                                                       39,737,584
                                                     ------------

              TRANSPORTATION--.3%
   63,000     Forward Air Corporation*+ ...........     2,520,000
                                                     ------------
              TOTAL COMMON STOCKS
                (COST $645,321,819) ...............   796,105,477
                                                     ------------


PRINCIPAL
  AMOUNT      SHORT-TERM INVESTMENTS--8.3%
  ------

              SHORT-TERM  CORPORATE  NOTES--4.4%
$40,000,000   ANC Rental Funding Corp.,
                7.00%, 7/21/00
                (COST $39,844,444) ................    39,844,444
                                                     ------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--3.9%
              Securities Held Under Repurchase
                Agreements, 6.55%-7.00%, 7/03/00,
                with Bear, Stearns & Co. Inc.,
                dtd 6/30/00, repurchase price
                $34,900,579; collateralized by
                U.S. Treasury Strips
                (Total par value $96,475,000 due
                11/15/11-2/15/21) .................    34,881,452
                                                     ------------


              TOTAL SHORT-TERM INVESTMENTS
                (COST $74,725,896) ................    74,725,896
                                                     ------------
TOTAL INVESTMENTS
  (COST $720,047,715) (A) .............   96.5%       870,831,373
Other Assets in Excess of Liabilities .    3.5         31,193,169
                                         -----       ------------
NET ASSETS ............................  100.0%      $902,024,542
                                         =====       ============


--------------------------------------------------------------------------------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At June 30, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $720,047,715, amounted to $150,783,658 which consisted of aggregate gross unrealized appreciation of $202,215,049 and aggregate gross unrealized depreciation of $51,431,391.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS                                 YEAR ENDED DECEMBER 31,
                                                     ENDED          ----------------------------------------------------------------
                                                JUNE 30, 2000 (ii)    1999           1998          1997           1996        1995
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period            $   55.15        $  43.97    $    43.75     $  40.91     $    39.41    $  27.31
------------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                 (0.01)(i)       (0.12)(i)     (0.02)       (0.05)(i)      (0.04)(i)   (0.09)
   Net realized and unrealized gain
     (loss) on investments                             (4.01)          16.98          6.30         4.45           1.70       12.19
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                (4.02)          16.86          6.28         4.40           1.66       12.10
   Distributions from net realized gains              (18.87)          (5.68)        (6.06)       (1.56)         (0.16)         --
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                   $  32.26        $  55.15    $    43.97     $  43.75     $    40.91    $  39.41
====================================================================================================================================
   Total Return                                        (0.02%)         43.42%        15.53%       11.39%          4.18%      44.31%
====================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)      $902,025        $674,864    $1,216,584     $997,586     $1,469,518    $984,212
====================================================================================================================================
     Ratio of expenses to average net assets            0.90%           0.90%         0.89%        0.89%          0.88%       0.92%
====================================================================================================================================
     Ratio of net investment loss to
       average net assets                              (0.04%)         (0.28%)       (0.20%)      (0.12%)        (0.09%)     (0.48%)
====================================================================================================================================
     Portfolio Turnover Rate                           71.76%         182.25%       142.90%      104.43%        110.04%      80.66%
====================================================================================================================================

 (i) Amount was computed based on average shares outstanding during the period.
(ii) Unaudited. Ratios have been annualized; total return has not been annualized.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--93.0%                         VALUE
   ------                                                  -----

              ADVERTISING--2.4%

   21,600     Omnicom Group Inc. ..................  $  1,923,750
   22,600     Young & Rubicam Inc. ................     1,292,438
                                                     ------------
                                                        3,216,188
                                                     ------------

              Aerospace--.7%
   15,000     United Technologies Corporation .....       883,125
                                                     ------------

              BIO-TECHNOLOGY--2.6%
   49,800     Amgen Inc.* .........................     3,498,450
                                                     ------------

              BUSINESS SERVICES--2.6%
   81,700     Paychex, Inc. .......................     3,431,400
                                                     ------------

              CABLE--4.6%
   49,400     Comcast Corp., Cl. A Special ........     2,000,700
   55,200     Time Warner Inc. ....................     4,195,200
                                                     ------------
                                                        6,195,900
                                                     ------------

              COMMUNICATION EQUIPMENT--17.4%
   56,000     Cisco Systems, Inc.* ................     3,559,500
   16,700     Corning Incorporated ................     4,506,913
  184,400     Ericsson (LM) Telephone Co.,
                ADR, Cl. B ........................     3,688,000
   26,700     JDS Uniphase Corporation* ...........     3,200,663
   90,300     Motorola, Inc. ......................     2,624,344
   65,200     Nortel Networks Corporation .........     4,449,900
    7,000     PMC-Sierra, Inc.* ...................     1,243,813
                                                     ------------
                                                       23,273,133
                                                     ------------

              COMMUNICATIONS--1.5%
   40,000     Verizon Communications ..............     2,032,500
                                                    -------------

              COMPUTER RELATED & BUSINESS EQUIPMENT--5.2%
   17,100     Hewlett-Packard Company .............     2,135,363
   30,000     Newport Corporation .................     3,221,250
   18,000     Sun Microsystems, Inc.* .............     1,636,875
                                                     ------------
                                                        6,993,488
                                                     ------------

              COMPUTER SERVICES--2.5%
   22,500     Amdocs Limited* .....................     1,726,875
   29,000     eBay Inc.* ..........................     1,575,062
                                                     ------------
                                                        3,301,937
                                                     ------------

              COMPUTER SOFTWARE--1.1%
   28,100     Vignette Corporation* ...............     1,461,639
                                                     ------------

              CONGLOMERATE--5.2%
  131,400     General Electric Company ............     6,964,200
                                                     ------------

              ELECTRONICS--1.3%
   23,000     Scientific-Atlanta, Inc. ............     1,713,500
                                                     ------------

              ENERGY & ENERGY SERVICES--1.9%
   54,400     Halliburton Company .................     2,567,000
                                                     ------------

              FINANCIAL SERVICES--8.0%
   47,400     American Express Company ............     2,470,725
   76,100     Citigroup Inc. ......................     4,585,025
   16,150     Kansas City Southern
                Industries, Inc. ..................     1,432,302
   57,950     Wells Fargo & Company ...............     2,245,563
                                                     ------------
                                                       10,733,615
                                                     ------------

              FOOD CHAINS--1.0%
   30,000     Safeway Inc.* .......................     1,353,750
                                                     ------------

              HEALTH CARE SERVICES--3.3%
   60,000     Cardinal Health, Inc. ...............     4,440,000
                                                     ------------

              INSURANCE--2.0%
   22,631     American International Group Inc. ...     2,659,142
                                                      -----------

              MANUFACTURING--4.0%
   52,300     Millipore Corporation ...............     3,942,113
   32,300     Solectron Corp.* ....................     1,352,562
                                                     ------------
                                                        5,294,675
                                                     ------------

              MEDICAL DEVICES--.9%
   23,300     Medtronic, Inc. .....................     1,160,630
                                                     ------------

              OIL &GAS--1.4%
   24,000     Exxon Mobil Corporation .............     1,884,000
                                                     ------------

              PHARMACEUTICALS--7.8%
   56,600     American Home Products Corporation ..     3,325,250
    6,500     Eli Lilly and Company ...............       649,188
  134,338     Pfizer Inc. .........................     6,448,200
                                                     ------------
                                                       10,422,638
                                                     ------------

              RETAILING--6.7%
   83,350     Home Depot, Inc. ....................     4,162,290
   83,050     Wal-Mart Stores Inc. ................     4,785,756
                                                     ------------
                                                        8,948,046
                                                     ------------

              SEMICONDUCTOR CAPITAL EQUIPMENT--2.1%
   30,600     Applied Materials Inc.* .............     2,773,125
                                                     ------------

              SEMICONDUCTORS--6.8%
   66,400     Linear Technology Corporation .......     4,245,450
   15,000     Micron Technology, Inc.* ............     1,320,938
   51,600     Texas Instruments, Incorporated .....     3,544,275
                                                     ------------
                                                        9,110,663
                                                     ------------
              TOTAL COMMON STOCKS
                (COST $105,622,533) ...............   124,312,744
                                                     ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED) (CONT'D)
--------------------------------------------------------------------------------

   Shares                                                 Value
   ------                                                 -----

              PREFERRED STOCK--1.5%
              COMMUNICATIONS
   39,250     Nokia Corporation, ADR
                (COST $2,157,365) .................  $  1,960,047
                                                     ------------

              SHORT-TERM INVESTMENTS--4.2%

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--4.2%
              Securities Held Under Repurchase
                Agreements, 6.55%, 7/03/00, with
                Bear, Stearns & Co. Inc.,
                dtd 6/30/00,repurchase price
                $5,645,352; collateralized
                by U.S. Treasury Strips
                (Total par value $18,985,000 due
                11/15/13-2/15/21) .................     5,642,273
                                                     ------------
TOTAL INVESTMENTS
  (COST $113,422,171) (A) .............   98.7%       131,915,064
Other Assets in Excess of Liabilities .    1.3          1,746,860
                                         -----       ------------
NET ASSETS ............................  100.0%      $133,661,924
                                         =====       ============


--------------------------------------------------------------------------------
  * Non-income producing security.
(a) At June 30, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $113,422,171, amounted to $18,492,893 which consisted of aggregate gross unrealized appreciation of $22,158,875 and aggregate gross unrealized depreciation of $3,665,982.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
---------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS                              YEAR ENDED DECEMBER 31,
                                                     ENDED        ------------------------------------------------------------------
                                               JUNE 30, 2000 (ii)     1999          1998         1997          1996         1995
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period            $  17.58       $  13.12      $  10.99     $    8.42      $  17.79      $ 13.30
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                               0.01           0.00          0.03          0.03          0.09(i)      0.11(i)
   Net realized and unrealized gain
     (loss) on investments                             0.50           5.26          3.30          2.94          1.87         4.54
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                0.51           5.26          3.33          2.97          1.96         4.65
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income               (0.01)         (0.03)        (0.04)        (0.04)        (0.33)       (0.16)
   Distributions from net realized gains              (3.92)         (0.77)        (1.16)        (0.36)       (11.00)          --
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                            (3.93)         (0.80)        (1.20)        (0.40)       (11.33)       (0.16)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                  $  14.16        $ 17.58       $ 13.12       $ 10.99       $  8.42       $17.79
====================================================================================================================================

   Total Return                                        5.43%         42.45%        32.39%        36.29%        19.68%       35.13%
====================================================================================================================================

   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)     $133,662        $91,250       $77,926       $47,399       $20,910       $8,639
====================================================================================================================================

     Ratio of expenses to average net assets           0.72%          0.70%         0.70%         0.74%         0.81%        0.75%
====================================================================================================================================

     Ratio of net investment income to
       average net assets                              0.20%          0.03%         0.31%         0.56%         0.94%        0.61%
====================================================================================================================================

     Portfolio Turnover Rate                          81.20%        193.23%       131.67%       150.09%       121.60%      164.05%
====================================================================================================================================

 (i) Amount was computed based on average shares outstanding during the period.
(ii) Unaudited. Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--57.1%                         VALUE
   ------                                                  -----

              ADVERTISING--.6%
    5,900     Omnicom Group Inc. ..................     $ 525,469
                                                      -----------

              AEROSPACE--1.8%
   27,400     United Technologies Corporation .....     1,613,175
                                                      -----------

              AUTOMOTIVE--1.0%
   23,400     Harley-Davidson, Inc. ...............       900,900
                                                      -----------

              BIO-TECHNOLOGY--2.1%
   26,100     Amgen Inc.* .........................     1,833,525
                                                      -----------

              BROADCASTING--.9%
   10,300     Clear Channel Communications Inc.*+ .       772,500
                                                      -----------

              CABLE--1.7%
   10,000     Comcast Corp., Cl. A Special ........       405,000
    8,550     Cox Communications Inc., Cl. A* .....       389,559
    9,400     Time Warner Inc. ....................       714,400
                                                      -----------
                                                        1,508,959
                                                      -----------

              COMMUNICATION EQUIPMENT--5.2%
   24,400     Cisco Systems, Inc.* ................     1,550,925
    6,100     Corning Incorporated ................     1,646,237
   27,900     Ericsson (LM) Telephone Co.,
                ADR, Cl. B ........................       558,000
   29,700     Motorola, Inc. ......................       863,156
                                                      -----------
                                                        4,618,318
                                                      -----------

              COMMUNICATIONS--1.7%
   15,200     America Online Inc.* ................       801,800
   29,400     AT&T Corp. Liberty Media Group,
                Series A* .........................       712,950
                                                      -----------
                                                        1,514,750
                                                      -----------

              COMPUTER RELATED & BUSINESS EQUIPMENT--4.3%
   36,600     Dell Computer Corp.* ................     1,804,838
   11,300     Hewlett-Packard Company .............     1,411,087
    6,100     Sun Microsystems, Inc.* .............       554,719
                                                      -----------
                                                        3,770,644
                                                      -----------

              COMPUTER SERVICES--1.8%
    6,600     CNET Networks, Inc.* ................       162,112
   19,400     eBay Inc.* ..........................     1,053,663
    2,988     Yahoo Inc.*+ ........................       370,139
                                                      -----------
                                                        1,585,914
                                                      -----------

              COMPUTER SOFTWARE--3.5%
    2,420     i2 Technologies, Inc.* ..............       252,323
    7,000     Intuit Inc.* ........................       289,625
   28,300     Microsoft Corporation* ..............     2,264,000
    3,200     Oracle Corporation* .................       269,000
                                                      -----------
                                                        3,074,948
                                                      -----------

              ENERGY & ENERGY SERVICES--2.1%
   38,650     Halliburton Company .................     1,823,797
                                                      -----------

              FINANCIAL SERVICES--5.3%
    4,500     American Express Company ............       234,562
   22,700     Citigroup Inc. ......................     1,367,675
    9,300     Kansas City Southern
                Industries, Inc. ..................       824,794
    2,800     Lehman Brothers Holdings Inc. .......       264,775
    2,100     Merrill Lynch &Co., Inc. ............       241,500
    9,200     Morgan Stanley Dean Witter & Co. ....       765,900
    6,300     Paine Webber Group Inc. .............       286,650
   21,450     Schwab (Charles)Corporation (The) ...       721,256
                                                      -----------
                                                        4,707,112
                                                      -----------

              FOOD CHAINS--2.2%
   25,600     The Kroger Co. ......................       564,800
   30,800     Safeway Inc.* .......................     1,389,850
                                                      -----------
                                                        1,954,650
                                                      -----------

              HEALTH CARE SERVICES--1.1%
   13,700     Cardinal Health, Inc. ...............     1,013,800
                                                      -----------

              MANUFACTURING--.7%
   14,700     Solectron Corp.* ....................       615,563
                                                      -----------

              MEDICAL DEVICES--.6%
   11,400     Medtronic, Inc. .....................       567,862
                                                      -----------

              OIL & GAS--1.7%
   19,600     Exxon Mobil Corporation .............     1,538,600
                                                      -----------

              PHARMACEUTICALS--4.7%
   27,888     American Home Products Corporation ..     1,638,420
    2,600     Eli Lilly andCompany ................       259,675
   46,475     Pfizer Inc. .........................     2,230,800
                                                      -----------
                                                        4,128,895
                                                      -----------

              RETAILING--4.0%
   10,800     Best Buy Co., Inc.* .................       683,100
   22,325     Home Depot, Inc. ....................     1,114,855
   30,550     Wal-Mart Stores Inc. ................     1,760,444
                                                      -----------
                                                        3,558,399
                                                      -----------

              SEMICONDUCTOR CAPITAL EQUIPMENT--2.9%
   19,400     Applied Materials Inc.* .............     1,758,125
   10,800     Teradyne, Inc.* .....................       793,800
                                                      -----------
                                                        2,551,925
                                                      -----------

              SEMICONDUCTORS--7.2%
   10,200     Altera Corporation* .................     1,039,763
   11,300     Intel Corp. .........................     1,510,669
   11,700     Linear Technology Corporation .......       748,069
    8,700     Maxim Integrated Products, Inc.* ....       591,056
   18,800     Micron Technology, Inc.* ............     1,655,575
   12,600     Texas Instruments, Incorporated .....       865,462
                                                      -----------
                                                        6,410,594
                                                      -----------

              TOTAL COMMON STOCKS
                (COST $40,082,247) ................    50,590,299
                                                      -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED) (CONT'D)
--------------------------------------------------------------------------------
 PRINCIPAL
   AMOUNT     CORPORATE BONDS--13.6%                       VALUE
   ------                                                  -----

              AUTOMOTIVE--1.1%
$1,000,000    Daimler-Chrysler Financial Corp.,
                6.95% 3/25/02 .....................   $   990,740
                                                      -----------

              COMMUNICATIONS--1.5%
   800,000    TCI Communications Inc.,
                8.00%, 8/01/05 ....................       826,088
   500,000    Tele-Communications, Inc.,
                7.25%, 8/01/05 ....................       498,115
                                                      -----------
                                                        1,324,203
                                                      -----------

              ELECTRIC & GAS COMPANIES--.9%
   400,000    Potomac Electric Power Co.,
                7.00%, 1/15/24 ....................       350,000
   500,000    Washington Gas Light Co.,
                6.51%, 8/18/08 ....................       466,405
                                                      -----------
                                                          816,405
                                                      -----------

              FINANCIAL SERVICES--7.8%
   800,000    Associates Corp. North America,
                5.75%, 11/01/03 ...................       761,520
              BankAmerica Corp.,
   100,000      7.125%, 5/12/05 ...................        98,412
   800,000      7.20%, 4/15/06+ ...................       786,280
   500,000    Block Financial Corp.,
                8.50%, 4/15/07 ....................       507,820
   260,000    Chase Manhattan Corporation
                8.50%, 2/15/02 ....................       264,056
  1,300,000   Cit Group Inc.,
                7.125%, 10/15/04+ .................     1,271,491
   200,000    Citicorp,
                7.125%, 6/01/03 ...................       199,044
   800,000    Goldman Sachs Group,
                6.65%, 5/15/09+ ...................       750,536
 1,500,000    USL Capital Corp.,
                6.50%, 12/01/03 ...................     1,453,170
   800,000    Wells Fargo & Co.,
                6.625%, 7/15/04 ...................       787,624
                                                      -----------
                                                        6,879,953
                                                      -----------

              INSURANCE--1.1%
   500,000    Beneficial Corp.,
                6.575%, 12/16/02 ..................       482,125
   500,000    Loews Corp.,
                7.625%, 6/01/23 ...................       440,810
                                                      -----------
                                                          922,935
                                                      -----------

              LEISURE & ENTERTAINMENT--.3%
   300,000    Disney(Walt) Company,
                6.375%, 3/30/01 ...................       298,725
                                                      -----------

              RETAILING--.9%
   800,000    Wal-Mart Stores Inc.,
                6.55%, 8/10/04+ ...................       787,232
                                                      -----------
              TOTAL CORPORATE BONDS
                (COST $12,281,554) ................    12,020,193
                                                      -----------

              U.S. GOVERNMENT & AGENCY
                OBLIGATIONS--19.2%
              Federal Home Loan Bank Corp.,
 1,260,000      5.765%, 3/18/03 ...................     1,258,740
 1,500,000      7.25%, 5/13/05 ....................     1,515,000
   250,000      8.16%, 9/08/14 ....................       244,305
              Federal Home Loan Mortgage Corp.,
   800,000      6.00%, 6/23/04 ....................       767,504
   800,000      5.75%, 4/15/08 ....................       732,872
   600,000      7.08%, 3/17/14 ....................       551,904
              Federal National Mortgage Assoc.,
 1,000,000      7.125%, 2/15/05 ...................     1,003,750
   500,000      6.96%, 4/02/07 ....................       494,530
   633,000      7.00%, 3/04/13 ....................       585,227
   400,000      6.75%, 2/04/28 ....................       345,376
              U.S. Treasury Notes,
   800,000      6.125%, 12/31/01 ..................       795,712
 1,000,000      6.50%, 3/31/02 ....................     1,000,470
 1,500,000      6.375%, 4/30/02 ...................     1,497,885
   800,000      6.25%, 2/15/03 ....................       797,248
   800,000      6.00%, 8/15/04 ....................       792,376
 1,500,000      6.50%, 5/15/05 ....................     1,515,900
   800,000      6.50%, 10/15/06 ...................       809,376
 1,500,000      6.125%, 8/15/07 ...................     1,490,400
   800,000      5.625%, 5/15/08 ...................       772,000
                                                      -----------

              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (COST $17,093,013) ................    16,970,575
                                                      -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED) (CONT'D)
--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--9.9%                 VALUE
   ------                                                  -----

              SHORT-TERM CORPORATE NOTES--9.0%
$4,000,000    BAUS Funding LLC,
                6.72%, 7/14/00 ....................   $ 3,990,293
 4,000,000    Transamerica Asset Funding,
                6.70%, 7/13/00(a) .................     3,991,067
                                                      -----------

              TOTAL SHORT-TERM CORPORATE NOTES
                (COST $7,981,360) .................     7,981,360
                                                      -----------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--.9%
              Securities Held Under Repurchase
                Agreements, 6.55%-7.00%, 7/03/00, with
                Bear, Stearns & Co. Inc., dtd 6/30/00,
                repurchase price $828,515, collateralized
                by U.S. Treasury Strips
                (Total par value $2,330,000 due
                11/15/16) .........................       828,059
                                                      -----------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $8,809,419) .................     8,809,419
                                                      -----------

TOTAL INVESTMENTS (COST $78,266,233) (b).  99.8%       88,390,486
Other assets in excess of liabilities ...    .2           203,485
                                          -----       -----------
NET ASSETS .............................. 100.0%      $88,593,971
                                          =====       ===========


--------------------------------------------------------------------------------
  * Non-income producing security. Securities partially or fully on loan.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At June 30, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $78,266,233, amounted to $10,124,253 which consisted of aggregate gross unrealized appreciation of $11,750,029 and aggregate gross unrealized depreciation of $1,625,776.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS                         YEAR ENDED DECEMBER 31,
                                                     ENDED        ------------------------------------------------------------------
                                               JUNE 30, 2000(ii)      1999           1998          1997           1996       1995
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period          $   15.57         $  12.98       $ 10.76      $   9.24       $ 13.64      $10.80
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                              0.08             0.15          0.19          0.17          0.21(i)     0.33(i)
   Net realized and unrealized gain
     (loss) on investments                            0.61             3.45          3.02          1.63          1.01        2.73
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations               0.69             3.60          3.21          1.80          1.22        3.06
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income              (0.13)           (0.17)        (0.18)        (0.12)        (0.73)      (0.22)
   Distributions from net realized gains             (1.26)           (0.84)        (0.81)        (0.16)        (4.89)         --
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                           (1.39)           (1.01)        (0.99)        (0.28)        (5.62)      (0.22)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                  $ 14.87          $ 15.57       $ 12.98       $ 10.76       $  9.24      $13.64
====================================================================================================================================
   Total Return                                       5.01%           29.21%        31.51%        19.82%        10.17%      28.62%
====================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)     $88,594          $56,327       $28,208       $16,614       $10,486      $3,671
====================================================================================================================================
     Ratio of expenses to average net assets          0.90%            0.93%         0.92%         1.01%         1.14%       1.00%
====================================================================================================================================
     Ratio of net investment income to
       average net assets                             2.12%            1.66%         2.09%         2.14%         2.06%       2.49%
====================================================================================================================================
     Portfolio Turnover Rate                         38.16%          118.74%        94.64%       105.01%        68.66%     113.02%
====================================================================================================================================

 (i) Amount was computed based on average shares outstanding during the period.
(ii) Unaudited. Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--88.4%                         VALUE
   ------                                                  -----

              ADVERTISING--1.9%
  395,000     Young & Rubicam Inc. ................  $ 22,589,063
                                                     ------------

              AUTOMOTIVE--2.1%
  648,500     Harley-Davidson, Inc. ...............    24,967,250
                                                     ------------

              BROADCASTING--.5%
   57,000     Univision Communications Inc.
                Cl. A* ............................     5,899,500
                                                     ------------

              BUSINESS SERVICES--5.4%
   86,500     Art Technology Group, Inc.* .........     8,731,094
  154,400     CSG Systems International Inc.* .....     8,656,050
   70,000     Diamond Technology Partners
                Incorporated Cl. A* ...............     6,160,000
  810,250     Fiserv Inc.* ........................    35,043,313
  114,600     Kana Communications Inc.* ...........     7,090,875
                                                     ------------
                                                       65,681,332
                                                     ------------

              COMMUNICATION EQUIPMENT--1.4%
  229,300     Efficient Networks, Inc.* ...........    16,867,881
                                                     ------------

              COMMUNICATIONS--.6%
  294,600     Broadwing Inc.*+ ....................     7,641,187
                                                     ------------

              COMPUTER SERVICES--5.7%
  223,400     Amdocs Limited* .....................    17,145,950
  762,300     CNET Networks, Inc.* ................    18,723,994
  510,000     eBay Inc.* ..........................    27,699,375
  148,600     Priceline.com* ......................     5,644,478
                                                     ------------
                                                       69,213,797
                                                     ------------

              COMPUTER SOFTWARE--3.2%
   43,600     Ariba, Inc.* ........................     4,274,843
  138,700     Commerce One, Inc.* .................     6,293,512
   44,330     i2 Technologies, Inc.* ..............     4,622,095
  595,200     Intuit Inc.* ........................    24,626,400
                                                     ------------
                                                       39,816,850
                                                     ------------

              ENERGY & ENERGY SERVICES--10.5%
  698,700     BJ Services Company* ................    43,668,750
  471,400     Cooper Cameron Corporation* .........    31,112,400
1,011,400     Nabors Industries, Inc.* ............    42,036,312
  325,000     Santa Fe International Corporation ..    11,354,688
                                                     ------------
                                                      128,172,150
                                                     ------------

              FINANCIAL SERVICES--6.4%
  134,750     Investment Technology Group, Inc.* ..     5,322,625
  454,600     Kansas City Southern
                Industries, Inc. ..................    40,317,337
   59,400     Lehman Brothers Holdings Inc. .......     5,617,013
  593,250     Paine Webber Group Inc. .............    26,992,875
                                                     ------------
                                                       78,249,850
                                                     ------------

              FOODS & BEVERAGES--3.8%
 1,211,400    Starbucks Corporation* ..............    46,260,338
                                                     ------------

              HEALTH CARE SERVICES--.7%
  252,900     Amerisource Health Corporation
                Cl. A* ............................     7,839,900
                                                     ------------

              INDUSTRIAL EQUIPMENT--4.1%
  130,100     SPX Corporation* ....................    15,733,969
  272,100     Waters Corporation* .................    33,961,481
                                                     ------------
                                                       49,695,450
                                                     ------------

              LEISURE & ENTERTAINMENT--.5%
  215,700     Viad Corp. ..........................     5,877,825
                                                     ------------

              MANUFACTURING--4.8%
  392,100     Dover Corporation ...................    15,904,556
   64,700     Flextronics International Ltd.* .....     4,444,081
  157,050     Jabil Circuit, Inc.* ................     7,793,606
  238,150     Millipore Corporation ...............    17,950,556
  141,120     Sanmina Corporation*+ ...............    12,065,760
                                                     ------------
                                                       58,158,559
                                                     ------------

              OIL & GAS--1.7%
  235,700     Devon Energy Corporation ............    13,243,394
  219,400     EOG Resources Inc. ..................     7,349,900
                                                     ------------
                                                       20,593,294
                                                     ------------

              PAPER PACKAGING & FOREST PRODUCTS--1.0%
  233,900     Sealed Air Corporation* .............    12,250,513
                                                     ------------

              PHARMACEUTICALS--11.3%
  104,100     Allergan, Inc. ......................     7,755,450
  784,850     ALZA Corporation* ...................    46,404,256
  515,700     Forest Laboratories, Inc.* ..........    52,085,700
  708,150     King Pharmaceuticals Inc.* ..........    31,070,081
                                                     ------------
                                                      137,315,487
                                                     ------------

              RESTAURANTS & LODGING--3.1%
1,294,350     Outback Steakhouse, Inc.* ...........    37,859,738
                                                     ------------

              RETAILING--3.3%
  247,600     Bed Bath & Beyond Inc.* .............     8,975,500
  498,200     Best Buy Co., Inc.* .................    31,511,150
                                                     ------------
                                                       40,486,650
                                                     ------------

              SEMICONDUCTOR CAPITAL EQUIPMENT--4.6%
  243,600     ASM Lithography Holding NV* .........    10,748,850
  248,200     Atmi, Inc.* .........................    11,541,300
  455,206     Teradyne, Inc.* .....................    33,457,641
                                                     ------------
                                                       55,747,791
                                                     ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED) (CONT'D)
--------------------------------------------------------------------------------

   SHARES     COMMON STOCKS--(CONT'D)                      VALUE
   ------                                                  -----

              SEMICONDUCTORS--11.8%
  281,400     Altera Corporation* .................  $ 28,685,213
  111,900     Amkor Technology, Inc.* .............     3,951,469
  488,700     Linear Technology Corporation .......    31,246,256
  438,100     Maxim Integrated Products, Inc.* ....    29,763,419
  715,950     Microchip Technology Incorporated* ..    41,715,274
  217,500     Vishay Intertechnology, Inc.* .......     8,251,406
                                                   --------------
                                                      143,613,037
                                                   --------------
              TOTAL COMMON STOCKS
                (COST $847,431,945) ............... 1,074,797,442
                                                   --------------


  Principal
   Amount     Short-Term Investments--12.8%
   ------

              SHORT-TERM CORPORATE NOTES--10.6%
$40,000,000   Baus Funding LLC,
                6.64%, 7/14/2000 ..................    39,904,089
 40,000,000   Countrywide Home Loans, Inc.,
                6.78%, 7/14/2000 ..................    39,902,067
 50,000,000   Ford Motor Credit Company,
                6.55%, 7/11/2000 ..................    49,909,028
                                                   --------------

              TOTAL SHORT-TERM CORPORATE NOTES
                (COST $129,715,184) ...............   129,715,184
                                                   --------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--2.2%
              Securities Held Under Repurchase
                 Agreements, 6.55%-7.00%, 7/03/00,
                 with Bear, Stearns & Co. Inc.,
                 dtd 6/30/00,repurchase price
                 $26,484,973; collateralized by
                 U.S. Treasury Strips (Total par
                 value $74,295,000 due 11/15/16) ..    26,472,486
                                                   --------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $156,187,670) ...............   156,187,670
                                                   --------------
TOTAL INVESTMENTS
  (COST $1,003,619,615) (a)             101.2%      1,230,985,112
Liabilities in Excess of Other Assets    (1.2)        (14,572,677)
                                        -----      --------------
NET ASSETS                              100.0%     $1,216,412,435
                                        =====      ==============


--------------------------------------------------------------------------------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At June 30, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,003,619,615, amounted to $227,365,497 which consisted of aggregate gross unrealized appreciation of $276,901,922 and aggregate gross unrealized depreciation of $49,536,425.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS                              YEAR ENDED DECEMBER 31,
                                                     ENDED        ------------------------------------------------------------------
                                              JUNE 30, 2000 (ii)      1999           1998          1997           1996       1995
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period          $    32.23          $  28.87      $  24.18       $ 21.35       $ 19.44   $  13.46
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                       (0.03)(i)         (0.05)         0.00(i)      (0.04)         0.03      (0.03)
   Net realized and unrealized gain
     (loss) on investments                             4.32              8.00          6.95          3.20          2.29       6.01
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                4.29              7.95          6.95          3.16          2.32       5.98
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                  --                --            --         (0.01)           --         --
   Distributions from net realized gains              (4.37)            (4.59)        (2.26)        (0.32)        (0.41)        --
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                            (4.37)            (4.59)        (2.26)        (0.33)        (0.41)        --
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                $    32.15          $  32.23      $  28.87       $ 24.18       $ 21.35   $  19.44
====================================================================================================================================
   Total Return                                       14.64%            31.85%        30.30%        15.01%        11.90%     44.45%
====================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)   $1,216,412          $931,397      $689,571      $444,967      $394,847   $185,349
====================================================================================================================================
     Ratio of expenses to average net assets           0.85%             0.85%         0.84%         0.84%         0.84%      0.90%
====================================================================================================================================
     Ratio of net investment income (loss) to
       average net assets                             (0.17%)           (0.21%)        0.00%        (0.15%)        0.08%     (0.25%)
====================================================================================================================================
     Portfolio Turnover Rate                          62.40%           162.30%       152.21%       151.98%        90.97%    104.74%
====================================================================================================================================

 (i) Amount was computed based on average shares outstanding during the period.
(ii) Unaudited. Ratios have been annualized; total return has not been annualized.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
   Shares     Common Stocks--91.7%                         Value
   ------                                                  -----

              ADVERTISING--.9%
   53,000     Omnicom Group Inc. ..................  $  4,720,312
                                                     ------------

              BIO-TECHNOLOGY--3.4%
  200,300     Amgen Inc.* .........................    14,071,074
   30,000     Sepracor Inc.*+ .....................     3,618,750
                                                     ------------
                                                       17,689,824
                                                     ------------

              CABLE--3.2%
   54,000     Cablevision Systems Corporation,
                Cl. A*+ ...........................     3,665,250
  206,000     Comcast Corp., Cl. A Special ........     8,343,000
  108,000     Cox Communications Inc., Cl. A* .....     4,920,750
                                                     ------------
                                                       16,929,000
                                                     ------------

              COMMUNICATION EQUIPMENT--17.1%
   40,000     Brocade Communications
                Systems Inc.* .....................     7,339,374
  243,000     Cisco Systems, Inc.* ................    15,445,687
   28,000     Corning Incorporated ................     7,556,500
   35,000     Efficient Networks, Inc.* ...........     2,574,687
  692,400     Ericsson (LM) Telephone Co.,
                ADR, Cl. B ........................    13,848,000
  148,500     JDS Uniphase Corporation* ...........    17,801,437
  246,000     Motorola, Inc. ......................     7,149,374
   45,000     PMC-Sierra, Inc.* ...................     7,995,937
   35,200     SDL Inc.* ...........................    10,038,600
                                                     ------------
                                                       89,749,596
                                                     ------------
              COMMUNICATIONS--6.0%
  225,000     America Online Inc.* ................    11,868,750
  163,600     AT&T Corp. Liberty Media Group,
                Series A* .........................     3,967,300
  120,000     McLeodUSA Incorporated, Cl. A* ......     2,482,500
  215,700     Sprint Corp. PCS Group*+ ............    12,834,150
                                                     ------------
                                                       31,152,700
                                                     ------------

              COMPUTER RELATED & BUSINESS EQUIPMENT--4.4%
   31,789     Agilent Technologies, Inc.* .........     2,344,439
   65,000     Network Appliance, Inc.* ............     5,232,500
  171,400     Sun Microsystems, Inc.* .............    15,586,688
                                                     ------------
                                                       23,163,627
                                                     ------------

              COMPUTER SERVICES--6.6%
  113,000     Amdocs Limited* .....................     8,672,750
   82,600     CNET Networks, Inc.* ................     2,028,863
  305,400     eBay Inc.* ..........................    16,587,038
   60,580     Yahoo Inc.*+ ........................     7,504,348
                                                     ------------
                                                       34,792,999
                                                     ------------

              COMPUTER SOFTWARE--14.2%
   80,000     Ariba, Inc.* ........................     7,843,750
  129,000     BEA Systems, Inc.* ..................     6,377,437
   32,800     Entrust Technologies Inc.* ..........     2,714,200
   57,900     i2 Technologies, Inc.* ..............     6,036,980
   56,700     Intuit Inc.* ........................     2,345,963
   37,000     ISS Group, Inc.* ....................     3,653,172
   38,900     Mercury Interactive Corporation* ....     3,763,575
  140,800     Microsoft Corporation* ..............    11,264,000
  135,000     Oracle Corporation* .................    11,348,438
   67,900     Phone.com Inc.* .....................     4,421,988
   55,000     VERITAS Software Corp.* .............     6,215,859
  112,300     Vignette Corporation*+ ..............     5,841,355
   40,000     Vitria Technology, Inc.* ............     2,445,000
                                                     ------------
                                                       74,271,717
                                                     ------------

              ENERGY & ENERGY SERVICES--2.4%
   37,100     BJ Services Company* ................     2,318,750
  216,450     Halliburton Company .................    10,213,734
                                                     ------------
                                                       12,532,484
                                                     ------------

              FINANCIAL SERVICES--2.7%
  234,750     Citigroup Inc. ......................    14,143,688
                                                     ------------

              FOOD CHAINS--2.1%
  239,600     Safeway Inc.* .......................    10,811,950
                                                     ------------

              INSURANCE--1.2%
   56,737     American International Group Inc. ...     6,666,598
                                                     ------------

              MANUFACTURING--1.0%
  129,100     Solectron Corp.* ....................     5,406,062
                                                     ------------

              MEDICAL DEVICES--.8%
   88,200     Medtronic, Inc. .....................     4,393,463
                                                     ------------

              PHARMACEUTICALS--5.1%
  221,400     American Home Products Corporation ..    13,007,250
   24,900     Eli Lilly and Company ...............     2,486,888
  231,688     Pfizer Inc. .........................    11,121,000
                                                     ------------
                                                       26,615,138
                                                     ------------

              RETAILING--4.4%
  245,650     Home Depot, Inc. ....................    12,267,147
  191,900     Wal-Mart Stores Inc. ................    11,058,238
                                                     ------------
                                                       23,325,385
                                                     ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 2000 (UNAUDITED) (CONT'D)
--------------------------------------------------------------------------------

   SHARES                                                 VALUE
   ------                                                 -----

              SEMICONDUCTOR CAPITAL EQUIPMENT--5.3%
  170,000     Applied Materials Inc.* .............  $ 15,406,250
  144,000     ASM Lithography Holding NV* .........     6,354,000
   79,450     Teradyne, Inc.* .....................     5,839,575
                                                     ------------
                                                       27,599,825
                                                     ------------

              SEMICONDUCTORS--10.9%
  108,000     Altera Corporation* .................    11,009,250
   52,600     Broadcom Corp., Cl. A* ..............    11,516,112
   96,000     Linear Technology Corporation .......     6,138,000
   60,000     Micron Technology, Inc.* ............     5,283,750
  184,000     Texas Instruments, Incorporated .....    12,638,500
  103,000     Vitesse Semiconductor Corp.* ........     7,576,938
   35,000     Xilinx, Inc.* .......................     2,889,688
                                                     ------------
                                                       57,052,238
                                                     ------------
              TOTAL COMMON STOCKS
                (COST $403,396,299) ...............   481,016,606
                                                     ------------

              PREFERRED STOCK--1.5%
              COMMUNICATIONS
  152,500     Nokia Corporation, ADR
                (COST $7,614,249) .................     7,615,469
                                                     ------------


  PRINCIPAL
   AMOUNT     SHORT-TERM INVESTMENTS--6.6%
   ------

              SHORT-TERM CORPORATE NOTES--3.8%
$20,000,000   Transamerica Asset Funding,
                6.70%, 7/13/00(a)
                (COST $19,955,333) ................    19,955,333
                                                     ------------

              SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--2.8%
              Securities Held Under Repurchase
                Agreements, 6.55%-7.00%, 7/03/00,
                with Bear, Stearns & Co. Inc.,
                dtd 6/30/00, repurchase price
                $14,758,169; collateralized by
                U.S. Treasury Strips
                (Total par value $41,615,000 due
                11/15/16-5/15/17) .................    14,750,115
                                                     ------------

              TOTAL SHORT-TERM INVESTMENTS
                (COST $34,705,448) (b) ............    34,705,448
                                                     ------------

TOTAL INVESTMENTS
  (COST $445,715,996) (b) .............  99.8%        523,337,523
Other Assets in Excess of Liabilities .    .2           1,202,569
                                        -----        ------------
NET ASSETS ............................ 100.0%       $524,540,092
                                        =====        ============


--------------------------------------------------------------------------------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At June 30, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $445,715,996, amounted to $77,621,527 which consisted of aggregate gross unrealized appreciation of $99,229,755 and aggregate gross unrealized depreciation of $21,608,228.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           FROM
                                                                                                                    JANUARY 25, 1995
                                                                                                                    (COMMENCEMENT OF
                                                SIX MONTHS                   YEAR ENDED DECEMBER 31,                  OPERATIONS) TO
                                                   ENDED      -----------------------------------------------------     DECEMBER 31,
                                           JUNE 30, 2000(i)(ii)    1999          1998         1997          1996          1995(ii)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period       $   57.97       $    34.90     $    23.17    $    19.36    $    17.43       $  10.00
------------------------------------------------------------------------------------------------------------------------------------
   Net investment loss                            (0.06)(iii)      (0.09)         (0.05)        (0.03)        (0.03)(iii)    (0.03)
   Net realized and unrealized gain (loss)
     on investments                               (2.47)           25.93          12.99          3.84          2.14           7.46
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations           (2.53)           25.84          12.94          3.81          2.11           7.43
   Distributions from net realized gains           (5.38)          (2.77)         (1.21)           --         (0.18)            --
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period             $   50.06       $    57.97     $    34.90    $    23.17    $    19.36       $  17.43
====================================================================================================================================
   Total Return                                   (3.01%)          78.06%         57.83%        19.68%        12.04%         74.30%
====================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period
       (000's omitted)                        $ 524,540       $  362,500     $   101,710   $   53,488    $   34,925       $  5,497
====================================================================================================================================
     Ratio of expenses excluding interest to
       average net assets                          0.91%            0.92%          0.93%         0.96%         1.06%          1.50%
====================================================================================================================================
     Ratio of expenses including interest to
       average net assets                          0.91%            0.93%          0.96%         1.00%         1.09%          1.56%
====================================================================================================================================
     Decrease reflected in above expense ratios
       due to expense reimbursements                 --               --             --            --            --           2.36%
====================================================================================================================================
     Ratio of net investment loss to
       average net assets                         (0.21%)          (0.49%)        (0.27%)       (0.17%)       (0.15%)        (0.71%)
====================================================================================================================================
     Portfolio Turnover Rate                      56.26%          155.74%        143.59%       164.27%       102.10%        178.23%
====================================================================================================================================
   Amount of debt outstanding
     at end of period                                --               --             --            --            --             --
====================================================================================================================================
   Average amount of debt outstanding
     during the period                               --       $  266,584     $  246,101    $  201,644    $   76,079       $  8,122
====================================================================================================================================
   Average daily number of shares
     outstanding during the period                   --        4,395,246      2,480,478     2,135,458     1,107,187         75,460
====================================================================================================================================
   Average amount of debt per share
     during the period                               --       $     0.06     $     0.10    $     0.09    $     0.07       $   0.11
====================================================================================================================================

  (i) Unaudited.
 (ii) Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the period.




                       See Notes to Financial Statements.
22

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

JUNE 30, 2000
====================================================================================================================================

                                                              AMERICAN      AMERICAN
                                                                SMALL        INCOME                      AMERICAN        AMERICAN
                                              AMERICAN       CAPITALIZA-       AND        AMERICAN        MIDCAP         LEVERAGED
                                               GROWTH           TION         GROWTH       BALANCED        GROWTH          ALLCAP
                                              PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 ASSETS:
   Investments in securities, at value
   (identified cost*)--see accompany-
     ing schedules of investments          $3,669,480,486  $870,831,373   $131,915,064   $88,390,486   $1,230,985,112  $523,337,523
   Receivable for investment securities
     sold                                     108,652,026    48,207,185      2,083,734       767,296               --     3,241,077
   Receivable for shares of beneficial
     interest sold                              6,340,144     4,522,536        368,242       254,391        5,765,006     1,386,610
   Interest and dividends receivable              406,646        17,252         25,478       477,629          150,816        36,444
   Other assets                                    36,717            --         21,180            --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Total Assets                         3,784,916,019   923,578,346    134,413,698    89,889,802    1,236,900,934   528,001,654
-----------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES:
   Payable for investment securities
     purchased                                 29,199,229    13,946,661        662,850       865,426       15,329,625     2,901,350
   Payable for securities loaned                7,193,346     2,344,587             --       132,761        1,005,126        74,952
   Payable for shares of beneficial
     interest redeemed                            864,661     4,618,327          6,907       232,994        3,301,442        91,162
   Accrued investment management fees           2,279,967       589,387         65,865        52,321          788,665       356,120
   Accrued expenses                               231,295        54,842         16,152        12,329           63,641        37,978
-----------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                       39,768,498    21,553,804        751,774     1,295,831       20,488,499     3,461,562
-----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                $3,745,147,521  $902,024,542   $133,661,924   $88,593,971   $1,216,412,435  $524,540,092
===================================================================================================================================
 NET ASSETS CONSIST OF:
   Paid-in capital                         $2,824,151,975  $715,523,059   $104,646,083   $76,336,274   $  888,093,042  $437,576,486
   Undistributed net investment
     income (accumulated loss)                    875,269   (11,628,745)       115,144       750,016       (3,476,779)   (1,702,976)
   Undistributed net realized gain            100,873,364    47,346,570     10,407,804     1,383,428      104,430,675    11,045,055
   Net unrealized appreciation                819,246,913   150,783,658     18,492,893    10,124,253      227,365,497    77,621,527
-----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                $3,745,147,521  $902,024,542   $133,661,924   $88,593,971   $1,216,412,435  $524,540,092
===================================================================================================================================

   Shares of beneficial interest
     outstanding--Note 6                       65,246,662    27,957,704      9,437,936     5,959,848       37,830,966    10,478,244
-----------------------------------------------------------------------------------------------------------------------------------

 NET ASSET VALUE PER SHARE                 $        57.40  $      32.26   $      14.16   $     14.87   $        32.15  $      50.06
===================================================================================================================================
 *Identified cost                          $2,850,233,573  $720,047,715   $113,422,171   $78,266,233   $1,003,619,615  $445,715,996
===================================================================================================================================


                       See Notes to Financial Statements.
                                                                              23

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS (UNAUDITED)


FOR THE SIX MONTHS ENDED JUNE 30, 2000
===================================================================================================================================


                                                                 AMERICAN      AMERICAN
                                                                   SMALL        INCOME                      AMERICAN      AMERICAN
                                                 AMERICAN       CAPITALIZA-       AND        AMERICAN        MIDCAP       LEVERAGED
                                                  GROWTH           TION         GROWTH       BALANCED        GROWTH        ALLCAP
                                                 PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME
     Income:
       Interest                                  $ 8,469,058   $ 3,340,643    $  296,080    $  992,054    $ 3,216,028  $  1,224,708
       Dividends                                   7,198,406       113,351       208,854        91,478        482,583       384,238
-----------------------------------------------------------------------------------------------------------------------------------
         Total Income                             15,667,464     3,453,994       504,934     1,083,532      3,698,611     1,608,946
-----------------------------------------------------------------------------------------------------------------------------------
     Expenses:
       Management fees-- Note 3(a)                13,297,808     3,379,955       345,321       268,559      4,376,962     1,958,731
       Custodian fees                                375,115        96,630        14,274        19,214        127,825        57,480
       Transfer agent fees                           177,304        39,764         5,525         3,581         54,712        23,043
       Professional fees                              34,294         8,753         2,487         2,334         11,823         5,589
       Trustees' fees                                  1,258         1,258         1,258         1,258          1,258         1,258
       Miscellaneous                                 207,724        71,868        26,506        28,928         76,764        45,836
-----------------------------------------------------------------------------------------------------------------------------------
         Total Expenses                           14,093,503     3,598,228       395,371       323,874      4,649,344     2,091,937
-----------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                    1,573,961      (144,234)      109,563       759,658       (950,733)     (482,991)
-----------------------------------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS
       Net realized gain on investments          119,053,878    46,825,893    10,819,178     1,552,113    109,189,276    11,202,410
       Net change in unrealized appreciation
         (depreciation) on investments            (4,759,637)  (52,152,775)   (4,991,175)    1,191,434     33,195,495   (32,834,129)
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized and unrealized gain (loss)
         on investments                          114,294,241    (5,326,882)    5,828,003     2,743,547    142,384,771   (21,631,719)
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                            $115,868,202   $(5,471,116)   $5,937,566    $3,503,205   $141,434,038  $(22,114,710)
===================================================================================================================================

                       See Notes to Financial Statements.
24

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
STATEMENT OF CASH FLOWS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 2000
================================================================================

--------------------------------------------------------------------------------
   INCREASE (DECREASE) IN CASH
   Cash flows from operating activities:
     Interest received                                           $   1,222,866
     Dividends received                                                370,874
     Operating expenses paid                                        (1,966,044)
     Purchase of short-term securities, net                        (14,333,765)
     Purchase of portfolio securities                             (416,781,813)
     Proceeds from disposition of portfolio securities             248,176,917
     Other                                                               6,226
--------------------------------------------------------------------------------
       Net cash used in operating activities                      (183,304,739)
--------------------------------------------------------------------------------
   Cash flows from financing activities:
     Dividends paid                                                (47,473,711)
     Proceeds from shares sold and dividends reinvested            303,353,893
     Payments on shares redeemed                                   (72,650,395)
     Increase in cash collateral received on securities loaned          74,952
--------------------------------------------------------------------------------
       Net cash provided by financing activities                   183,304,739
--------------------------------------------------------------------------------
   Net increase in cash                                                     --
   Cash--beginning of period                                                --
--------------------------------------------------------------------------------
   Cash--end of period                                           $          --
================================================================================
   RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET CASH
     USED IN OPERATING ACTIVITIES:
   Net decrease in net assets resulting from operations          $ (22,114,710)
   Increase in investments                                        (190,495,062)
   Decrease in receivable for investments sold                       8,251,835
   Decrease in payable for securities purchased                       (695,434)
   Increase in interest and dividends receivable                       (15,206)
   Net realized gain                                               (11,202,410)
   Net decrease in unrealized appreciation                          32,834,129
   Increase in accrued expenses                                        125,893
   Net decrease in other assets                                          6,226
--------------------------------------------------------------------------------
   Net cash used in operating activities                        $ (183,304,739)
================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 2000
====================================================================================================================================


                                                                             AMERICAN
                                                               AMERICAN       INCOME                      AMERICAN        AMERICAN
                                               AMERICAN          SMALL          AND        AMERICAN        MIDCAP         LEVERAGED
                                                GROWTH      CAPITALIZATION    GROWTH       BALANCED        GROWTH          ALLCAP
                                               PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)            $    1,573,961  $   (144,234)  $    109,563   $   759,658   $     (950,733) $   (482,991)
   Net realized gain on investments           119,053,878    46,825,893     10,819,178     1,552,113      109,189,276    11,202,410
   Net change in unrealized appreciation
     (depreciation) on investments             (4,759,637)  (52,152,775)    (4,991,175)    1,191,434       33,195,495   (32,834,129)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                115,868,202    (5,471,116)     5,937,566     3,503,205      141,434,038   (22,114,710)
   Dividends to shareholders:
     Net investment income                             --            --        (33,852)     (665,329)              --            --
     Net realized gains                      (470,873,550) (293,100,254)   (26,513,143)   (6,345,825)    (135,859,825)  (47,473,711)
   Net increase from
     shares of beneficial interest
     transactions--Note 6                      712,626,962   525,731,725     63,021,473    35,775,412      279,440,923   231,628,768
------------------------------------------------------------------------------------------------------------------------------------
       Total increase                         357,621,614   227,160,355     42,412,044    32,267,463      285,015,136   162,040,347
   Net Assets
     Beginning of period                    3,387,525,907   674,864,187     91,249,880    56,326,508      931,397,299   362,499,745
------------------------------------------------------------------------------------------------------------------------------------
     End of period                         $3,745,147,521  $902,024,542   $133,661,924   $88,593,971   $1,216,412,435  $524,540,092
====================================================================================================================================
     Undistributed net investment income
       (accumulated loss)                  $      875,269  $(11,628,745)  $    115,144   $   750,016   $   (3,476,779) $ (1,702,976)
====================================================================================================================================


THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999
====================================================================================================================================


                                                                             AMERICAN
                                                               AMERICAN       INCOME                      AMERICAN        AMERICAN
                                               AMERICAN          SMALL          AND        AMERICAN        MIDCAP         LEVERAGED
                                                GROWTH      CAPITALIZATION    GROWTH       BALANCED        GROWTH          ALLCAP
                                               PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)          $      (696,058)  $ (2,078,604) $      30,982   $   665,438  $   (1,554,566) $    (921,348)
   Net realized gain on investments          460,411,703    293,080,766     26,152,817     6,227,204      131,041,471    47,112,154
   Net change in unrealized appreciation
     (depreciation) on investments           307,222,865    (71,914,674)     4,721,973     3,870,767       88,777,695    80,489,142
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                         766,938,510    219,087,488     30,905,772    10,763,409      218,264,600   126,679,948
   Dividends to shareholders:
     Net investment income                    (3,390,608)            --       (184,311)     (431,942)              --            --
     Net realized gains                     (231,505,570)  (121,889,784)    (5,479,715)   (2,190,935)    (109,670,539)  (10,215,601)
   Net increase (decrease) from
     shares of beneficial interest
     transactions--Note 6                    949,764,622   (638,917,257)   (11,917,487)   19,977,656      133,231,781   144,325,873
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)           1,481,806,954   (541,719,553)    13,324,259    28,118,188      241,825,842   260,790,220
   Net Assets
     Beginning of year                     1,905,718,953  1,216,583,740     77,925,621    28,208,320      689,571,457   101,709,525
------------------------------------------------------------------------------------------------------------------------------------
     End of year                          $3,387,525,907   $674,864,187   $ 91,249,880   $56,326,508   $  931,397,299  $362,499,745
====================================================================================================================================
     Undistributed net investment income
       (accumulated loss)                     $ (698,692)  $(11,484,511)    $   39,433     $ 655,687   $   (2,526,046) $ (1,219,985)
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

JUNE 30, 2000
================================================================================

NOTE 1--GENERAL:

The Alger  American  Fund (the  "Fund") is a  diversified,  open-end  registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange ("NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions, primarily U.S. Government securities dealers. The repurchase agreements are collateralized by U.S. Government securities which are verified by the investment manager as being either received and held in physical possession by the custodian or as having been received by such custodian in book-entry form through the Federal Reserve book-entry system. The investment manager monitors the value of the collateral at the time the repurchase agreement is entered into and on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, including an affiliate of the custodian, provided that the market value of securities loaned will not at any time exceed one-third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the investment manager ensures that the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities. At June 30, 2000, the value of securities loaned and collateral received thereon were as follows:

                                                     VALUE OF
                                                    SECURITIES        VALUE OF
                                                      LOANED         COLLATERAL
                                                   -----------      -----------
American Growth Portfolio ......................   $  7,193,366     $  7,193,346
American Small Capitalization
  Portfolio ....................................     47,156,046       51,927,498
American Income and Growth
  Portfolio                                                  --               --
American Balanced Portfolio ....................      1,646,555        1,677,381
American MidCap Growth
  Portfolio ....................................      2,755,937        2,791,434
American Leveraged AllCap
  Portfolio ....................................     12,421,131       12,668,684

(e)  DIVIDENDS  TO  SHAREHOLDERS:   Dividends  and   distributions   payable  to
shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

JUNE 30, 2000
================================================================================

Distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio ............................................    .750%
American Small Capitalization Portfolio ..............................    .850
American Income and Growth Portfolio .................................    .625
American Balanced Portfolio ..........................................    .750
American MidCap Growth Portfolio .....................................    .800
American Leveraged AllCap Portfolio ..................................    .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) BROKERAGE COMMISSIONS: During the six months ended June 30, 2000, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc.") $2,671,346, $417,579, $118,005, $41,333, $751,996
and $187,436,  respectively,  in connection  with securities  transactions.

(c) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), an affiliate of Alger Management, whereby Services will act as transfer agent for the Fund.

(d) Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Services.

NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2000, were as follows:

                                                 PURCHASES          SALES
                                                 ---------          -----

American Growth Portfolio .................   $1,713,431,394    $1,479,982,852
American Small Capitalization
  Portfolio .................................    686,804,343       495,394,290
American Income and Growth
  Portfolio .................................    121,352,310        83,200,554
American Balanced Portfolio ...............       48,595,605        23,242,510
American MidCap Growth
  Portfolio .................................    695,335,516       626,012,078
American Leveraged AllCap
  Portfolio .................................    416,086,379       239,925,337

NOTE 5--LINE OF CREDIT:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. To the extent American Leveraged AllCap Portfolio borrows under this line, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended June 30, 2000, the American Leveraged AllCap Portfolio had no such borrowings.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

JUNE 30, 2000
================================================================================

During the six months ended June 30, 2000, transactions of shares of beneficial interest were as follows:

                                       SHARES         AMOUNT
                                       ------         ------
American Growth
   Portfolio:
     Shares sold ..................   13,286,211  $  852,518,702
     Dividends reinvested .........    8,950,218     470,873,550
                                      ----------  --------------
                                      22,236,429   1,323,392,252
     Shares redeemed ..............   (9,607,553)   (610,765,290)
                                      ----------  --------------
       Net increase ...............   12,628,876  $  712,626,962
                                      ==========  ==============

                                       SHARES         AMOUNT
                                       ------         ------
American Small Capitalization
   Portfolio:
     Shares sold ..................   20,348,545  $  976,878,033
     Dividends reinvested .........   11,014,650     293,100,254
                                      ----------  --------------
                                      31,363,195   1,269,978,287
     Shares redeemed ..............  (15,641,587)   (744,246,562)
                                      ----------  --------------
       Net increase ...............   15,721,608  $  525,731,725
                                      ==========  ==============

                                       SHARES         AMOUNT
                                       ------         ------
American Income and Growth
   Portfolio:
     Shares sold ..................    2,439,607  $   41,416,532
     Dividends reinvested .........    2,091,962      26,546,995
                                      ----------  --------------
                                       4,531,569      67,963,527
     Shares redeemed ..............     (284,233)     (4,942,054)
                                      ----------  --------------
       Net increase ...............    4,247,336  $   63,021,473
                                      ==========  ==============

                                       SHARES         AMOUNT
                                       ------         ------
American Balanced
   Portfolio:
     Shares sold ..................    2,134,624  $   33,364,691
     Dividends reinvested .........      501,510       7,011,154
                                      ----------  --------------
                                       2,636,134      40,375,845
     Shares redeemed ..............     (294,755)     (4,600,433)
                                      ----------  --------------
       Net increase ...............    2,341,379  $   35,775,412
                                      ==========  ==============

                                       SHARES         AMOUNT
                                       ------         ------
American MidCap Growth
   Portfolio:
     Shares sold ..................   27,049,582  $  933,260,090
     Dividends reinvested .........    4,638,434     135,859,825
                                      ----------  --------------
                                      31,688,016   1,069,119,915
     Shares redeemed ..............  (22,751,368)   (789,678,992)
                                      ----------  --------------
       Net increase ...............    8,936,648  $  279,440,923
                                      ==========  ==============

                                       SHARES         AMOUNT
                                       ------         ------
American Leveraged AllCap
   Portfolio:
     Shares sold ..................    4,388,223  $  256,171,469
     Dividends reinvested .........    1,085,858      47,473,711
                                      ----------  --------------
                                       5,474,081     303,645,180
     Shares redeemed ..............   (1,248,882)    (72,016,412)
                                      ----------  --------------
       Net increase ...............    4,225,199  $  231,628,768
                                      ==========  ==============

During the year ended December 31, 1999, transactions of shares of beneficial interest were as follows:

                                       SHARES         AMOUNT
                                       ------         ------
American Growth
   Portfolio:
     Shares sold ..................   46,703,529  $2,602,462,915
     Dividends reinvested .........    4,531,199     234,852,067
                                      ----------  --------------
                                      51,234,728   2,837,314,982
     Shares redeemed ..............  (34,425,887) (1,887,550,360)
                                      ----------  --------------
       Net increase ...............   16,808,841  $  949,764,622
                                      ==========  ==============

                                       SHARES         AMOUNT
                                       ------         ------
American Small Capitalization
   Portfolio:
     Shares sold ..................   31,804,437  $1,387,733,383
     Dividends reinvested .........    3,077,857     121,883,144
                                      ----------  --------------
                                      34,882,294   1,509,616,527
     Shares redeemed ..............  (50,315,702) (2,148,533,784)
                                      ----------  --------------
       Net decrease ...............  (15,433,408) $ (638,917,257)
                                      ==========  ==============

                                       SHARES         AMOUNT
                                       ------         ------
American Income and Growth
   Portfolio:
     Shares sold ..................    4,609,317  $   62,276,927
     Dividends reinvested .........      447,209       5,661,661
                                      ----------  --------------
                                       5,056,526      67,938,588
     Shares redeemed ..............   (5,803,323)    (79,856,075)
                                      ----------  --------------
       Net decrease ...............     (746,797) $  (11,917,487)
                                      ==========  ==============

                                       SHARES         AMOUNT
                                       ------         ------
American Balanced
   Portfolio:
     Shares sold ..................    1,671,901  $   23,274,857
     Dividends reinvested .........      200,644       2,620,408
                                      ----------  --------------
                                       1,872,545      25,895,265
     Shares redeemed ..............     (427,507)     (5,917,609)
                                      ----------  --------------
       Net increase ...............    1,445,038  $   19,977,656
                                      ==========  ==============

                                       SHARES         AMOUNT
                                       ------         ------
American MidCap Growth
   Portfolio:
     Shares sold ..................   41,675,397  $1,149,683,205
     Dividends reinvested .........    4,326,254     109,670,534
                                      ----------  --------------
                                      46,001,651   1,259,353,739
     Shares redeemed ..............  (40,988,951) (1,126,121,958)
                                      ----------  --------------
       Net increase ...............    5,012,700  $  133,231,781
                                      ==========  ==============

                                       SHARES         AMOUNT
                                       ------         ------
American Leveraged AllCap
   Portfolio:
     Shares sold ..................    4,701,044  $  202,660,204
     Dividends reinvested .........      263,906      10,147,195
                                      ----------  --------------
                                       4,964,950     212,807,399
     Shares redeemed ..............   (1,626,596)    (68,481,526)
                                      ----------  --------------
       Net increase ...............    3,338,354  $  144,325,873
                                      ==========  ==============

                                                                              29